Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Benefit Obligations	Dec. 31, 2013	Dec. 31, 2012
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	5.20%	4.40%
Rate of compensation increase	4.00%	4.00%
Foreign Pension Plan, Defined Benefit [Member]
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	4.20%	4.20%
Rate of compensation increase	3.30%	3.40%
Domestic Postretirement Benefit Plan of Foreign Entity, Defined Benefit [Member]
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	5.10%	4.70%
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	12.40%	10.80%